LOANS, Financial leasing and Covenants (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) Installment	Jan. 31, 2023 ARS ($)
Financial Leasing [Abstract]
Number of monthly installments | Installment	119
New lease incurred		$ 1,799,578
Bottom of Range [Member]
Covenants [Abstract]
Consolidated coverage ratio	2
Top of Range [Member]
Covenants [Abstract]
Consolidated debt ratio	3.75
Pampa Energia [Member]
Financial Leasing [Abstract]
Monthly payment amount	$ 623,457
Period of option to purchase financial leasing agreement for same amount	120 months